Fees and commissions income	12 Months Ended
Mar. 31, 2014
Fees and commissions income

26. Fees and commissions income

Details of Fees and commissions income for the fiscal years ended March 31, 2012, 2013 and 2014 are as follows:

	2012	2013	2014
	(in millions of yen)
Securities-related business	116,567	132,787	170,311
Deposits, debentures and lending business	97,509	113,989	114,073
Remittance business	105,015	104,574	108,534
Trust fees	45,990	45,621	48,914
Fees for other customer services	210,332	215,837	233,931

Total	575,413	612,808	675,763

Securities-related business fees consist of broker’s fees and markups on securities underwriting and other securities related activities. Remittance business fees consist of service charges for funds transfer and collections. Trust fees are earned primarily by fiduciary asset management and administration service for corporate pension plans, investment funds, and other. Fees for other customer services include fees related to the MHFG Group’s agency business, guarantee related business, and other.